Inventories (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2014	Jun. 28, 2014
Inventory Disclosure [Abstract]
Finished Goods	$ 322.9	$ 307.0
Work in Process	154.3	146.7
Raw Materials	179.6	177.9
Total inventories	$ 656.8	$ 631.6